Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7:-	SUBSEQUENT EVENTS

a.	Further to the discussion in Note 5b, during July 2026, the Company sold 153,140 Ordinary shares under the ATM for a total amount of $780, net of issuance costs.

b.

Further to the discussion in Note 5c, during July 2026, 398,961 August 2024 Warrants were exercised to 398,961 Ordinary shares for a total amount of $1,440. In August 2026, the remaining 72,714 August 2024 Warrants expired.

c.	On July 17, 2026 (the “Effective Date”), the Company entered into a License and Supply Agreement (the “Agreement”) with Azurity Pharmaceuticals Ireland Ltd. (“Azurity”), pursuant to which the Company granted the exclusive right to Azurity to commercialize the Company’s product D-PLEX100 (the “Product”) in the United States of America and Canada.

Under the terms of the Agreement, the Company received an upfront payment of $15,000 due upon the execution of the Agreement and achieved the near-term milestone of FDA acceptance of the Product NDA (which happened in July 2026) required for an additional payment of $15,000.

The Company is eligible to receive over $290,000 in additional regulatory, development and sales-based milestone payments. Upon commercialization, the Company will manufacture and supply the Product to Azurity for a transfer price and will be entitled to tiered royalties ranging from mid-teen to mid-twenties percentages.